Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt
14.	Debt
Warrant liability
In connection with a loan agreement with a bank, which was repaid in full in November 2019, the Company issued warrants convertible into
85
 thousand Series E preferred stock with a strike price of $
16.23
per share with an expiration date of February 21, 2025. On February 20, 2025, the Company issued an aggregate of
45
 thousand shares of Series E preferred stock to the warrant holders upon the cashless exercise of those warrants.
Convertible debt, net of debt discount
In March 2019, the Company issued a convertible promissory note in connection with an acquisition. Pursuant to the note agreement, the Company agrees to pay the holders the principal amount together with any interest on the unpaid principal balance for the note beginning on the date of the agreement. The note had an original principal amount of $
24.0 million and was convertible into Series E preferred stock subject to the conversion

provisions in the agreement. In September 2024, certain holders of the Company’s note converted their principal balance of
$8.3 million into 524 thousand shares of Series E preferred stock at a conversion rate of $
16.23
per share. Subsequent to the IPO, the remaining note is convertible into Class A common stock at a conversion rate of $
16.23
. The note matures on
March 1, 2026
, unless earlier converted, and has an annual interest rate of
2.9
% due annually in arrears on the last day of each calendar year.
The Company has elected the fair value option for recording its convertible notes on the unaudited Condensed Consolidated Balance Sheets, which are recorded at a net discount on acquisition date. The fair value of outstanding convertible notes was $
206.1
million and $
40.7
million as of June 30, 2025 and December 31, 2024, respectively, and are reflected as
Convertible debt, net of debt discount
on the unaudited Condensed Consolidated Balance Sheets. The debt discount is amortized and included in
Other (expense) income, net
in the unaudited Condensed Consolidated Statements of Operations. The change in fair value of the convertible notes is included in
Other (expense) income, net
in the unaudited Condensed Consolidated Statements of Operations.

15. Debt
Warrant liability
In connection with a loan agreement with a bank, which was repaid in full in November 2019, the Company issued warrants convertible into
85
,000 Series E preferred shares with a strike price of $
16.23
per share with an expiration date of February 21, 2025. These outstanding warrants are classified as liabilities and have a fair value of $
1.6
million as of December 31, 2024 and 2023, which are reflected as
Warrant liability
on the Consolidated Balance Sheets.
Convertible debt, net of debt discount
In March 2019, the Company entered into an agreement with an investment company to issue two convertible promissory notes in connection with an acquisition. Pursuant to the agreement, the Company agrees to pay the holder the principal amount together with any interest on the unpaid principal balance for the two notes beginning on the date of the agreement. The first note has a principal amount of $
24.0
 million and is convertible into Series E preferred stock subject to the conversion provisions in the agreement (collectively the “First Note”). The First Note matures on March 1, 2026, unless earlier converted, and has an annual interest rate of
2.9
% due annually in arrears on the last day of each calendar year. At any time during the term and at the sole discretion of the holder, all or a portion of the principal amount with any accrued and unpaid interest (collectively the “Conversion Amount”) can at the election of the holder be converted in Series E preferred shares. The outstanding Conversion Amount will convert into a specified number of shares of Series E preferred stock at a conversion price per share equal to $
16.23
.
The second note had a principal amount of $
10.0
 million and the Company repaid the remaining principal including capitalized amounts of $
10.7
 million and interest of $
0.1
 million on March 1, 2021. In September 2024, certain holders of the Company’s convertible notes converted their principal balance of $
8.3
 million into
524,009
shares of Series E Preferred Shares at a conversion rate of $
16.23
per share.
The Company has elected the fair value option for recording its convertible notes on the Consolidated Balance Sheets, which are recorded at a net discount on acquisition date. The fair value of outstanding convertible notes was $
40.7
million and $
58.5
 million as of December 31, 2024 and 2023, respectively, and are reflected as
Convertible debt, net of debt discount
on the Consolidated Balance Sheets. The debt discount is amortized and included in
Other income (expense), net
in the Consolidated Statements of Operations. The change in fair value of the convertible notes is included in
Other income (expense), net
in the Consolidated Statements of Operations.